CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, par value	€ 0.01	€ 0.01
Ordinary shares, issued	54,763,151	54,763,151
Ordinary shares, outstanding	51,628,104	51,641,505